Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment
17.	PROPERTY, PLANT AND EQUIPMENT

	2017			2016
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	225	(14)	211	287	(8)	279
Reservoirs, dams and watercourses	3,285	(2,051)	1,234	5,347	(3,586)	1,761
Buildings, works and improvements	1,117	(786)	331	1,789	(1,371)	418
Machinery and equipment	2,936	(2,062)	874	4,519	(3,347)	1,172
Vehicles	29	(26)	3	29	(25)	4
Furniture and utensils	16	(13)	3	15	(12)	3

	7,608	(4,952)	2,656	11,986	(8,349)	3,637
In progress	106	—	106	138	—	138

Net property, plant and equipment	7,714	(4,952)	2,762	12,124	(8,349)	3,775

This table shows the changes in PP&E:

	2016	Addition	Jaguara, Miranda and Volta Grande Plants (1)	Disposals	Depreciation	Transfers / capitalizations	2017
In service
Land	279	—	(61)	(1)	(6)	—	211
Reservoirs, dams and watercourses	1,761	—	(441)	(4)	(85)	3	1,234
Buildings, works and improvements	418	—	(69)	—	(20)	2	331
Machinery and equipment	1,172	—	(305)	(5)	(93)	105	874
Vehicles	4	—	—	—	(1)	—	3
Furniture and utensils	3	—	—	—	—	—	3

	3,637	—	(876)	(10)	(205)	110	2,656
In progress	138	83		(17)	—	(98)	106

Net property, plant and equipment	3,775	83	(876)	(27)	(205)	12	2,762

(1)	Transferred to Concession financial assets , in relation to the Jaguara, Miranda and Volta Grande Plants (more details in Note 15).

	2015	Addition	Disposals	Depreciation	Transfers / capitalizations	2016
In service
Land	279	—	—	—	—	279
Reservoirs, dams and watercourses	1,830	—	—	(99)	30	1,761
Buildings, works and improvements	437	—	(1)	(23)	5	418
Machinery and equipment	1,192	—	(42)	(110)	132	1,172
Vehicles	8	—	—	(2)	(2)	4
Furniture and utensils	4	—	—	—	(1)	3

	3,750	—	(43)	(234)	164	3,637
In progress	190	120	(13)	—	(159)	138

Net property, plant and equipment	3,940	120	(56)	(234)	5	3,775

	2014	Additions	Disposals	Transfer of assets to Aliança Geração de Energia	Indemnity receivable	Depreciation	Transfers to Other long term assets	Transfers / capitalizations	2015
In service
Land	372	—	(12)	(41)	(16)	(3)	(17)	(4)	279
Reservoirs, dams and water courses	2,261	—	—	(163)	(46)	(127)	(102)	7	1,830
Buildings, works and improvements	609	—	(1)	(116)	(17)	(32)	(13)	7	437
Machinery and equipment	2,053	—	(3)	(308)	(466)	(149)	(69)	134	1,192
Vehicles	9	—	—	—	—	(3)	—	2	8
Furniture and utensils	5	—	—	—	—	—	—	(1)	4

	5,309	—	(16)	(628)	(545)	(314)	(201)	145	3,750
In progress	235	126	(4)	(3)	(1)	(1)	(22)	(140)	190

Net PP&E	5,544	126	(20)	(631)	(546)	(315)	(223)	5	3,940

The average annual depreciation rate for the year 2017 is 3.14% (cf. 3.51% in 2016 and 3.39% in 2015). Depreciation rates, which take into consideration the expected useful life of the assets, are revised annually by Management.

The Company has not identified any evidence of impairment of its Property, plant and equipment assets. The generation concession contracts provide that at the end of each concession the grantor must determine the amount to be paid to Cemig GT for the residual value of the infrastructure assets. Management believes that the amounts ultimately received will be higher than the historical residual value.

The residual value of the assets is the residual balance of the assets at the end of the concession contract which will be transferred to the grantor at the end of the concession contract and for which Cemig is entitled to receive in cash. For contracts under which Cemig does not have a right to receive such amounts or there is uncertainty related to collection of the amounts, such as in the case of thermal generation and hydroelectric generation as an independent power producer, no residual value is recognized, and the depreciation rates are adjusted so that all the assets are depreciated within the concession term.

Consortium

Cemig GT is a partner in the electricity generation consortium for the Queimado plant, for which no separate company with independent legal existence was formed to manage the object of the concession, whose controls are being kept in Fixed assets and Intangible assets. Cemig GT’s portion in the consortium is recorded and controlled separately in the respective categories of PP&E and Intangible assets.

	Interest in power output, %	Average annual depreciation rate %	2017	2016
In service
Queimado plant	82.50	4.0	217	217
Accumulated depreciation	—	—	(91)	(90)

Total in operation			126	127